Debt And Other Long-Term Liabilities (Tables)	6 Months Ended
Jun. 30, 2013
Long-term Debt, Unclassified [Abstract]
Schedule of Debt and Other Long Term Liabilities [Table Text Block]

As of June 30, 2013	Debt and Other Liabilities
Dollars in thousands	Current	Long-term	Total
Senior unsecured notes	$—	$350,000	$350,000
Callable convertible debt	51,105	—	51,105
Term loan	17,500	135,625	153,125
Asset retirement obligation	—	12,444	12,444
Other liabilities	15	12,796	12,811
Total	$68,620	$510,865	$579,485
As of December 31, 2012	Debt and Other Liabilities
Dollars in thousands	Current	Long-term	Total
Convertible debt	$—	$172,810	$172,810
Term loan	15,312	144,375	159,687
Asset retirement obligation	—	14,020	14,020
Other liabilities	217	9,974	10,191
Total	$15,529	$341,179	$356,708

Schedule of Maturities of Long-term Debt [Table Text Block]
The term loan is subject to mandatory debt repayments of the outstanding borrowings. The schedule of future principal repayments is as follows:

Dollars in thousands	Repayment Amount
Remaining due in 2013	$8,751
2014	19,687
2015	21,875
2016	102,812
Total	$153,125

Schedule Of Additional Detail Of Convertible Notes [Table Text Block]
Additional details of our Convertible Notes are as follows:

Dollars in thousands	Principal	Discount	Net
Outstanding December 31, 2012	$184,983	$(12,173)	$172,810
Early extinguishments and debt conversion	(131,248)	6,769	(124,479)
Amortization of discount	—	2,774	2,774
Outstanding June 30, 2013	$53,735	$(2,630)	$51,105

Schedule of Interest Expense Related to Convertible Debt [Table Text Block]
The following interest expense was related to our Convertible Notes:

	Three Months Ended June 30,		Six Months Ended June 30,
Dollars in thousands	2013	2012	2013	2012
Contractual interest expense	$1,115	$2,000	$2,816	$4,000
Amortization of debt discount	1,111	1,764	2,774	3,481
Total interest expense related to the Convertible Notes	$2,226	$3,764	$5,590	$7,481

Schedule Of Remaining Unamortized Debt Discount Expected To Be Recognized As Non Cash Interest Expense [Table Text Block]
The remaining unamortized debt discount is expected to be recognized as non-cash interest expense as follows (in thousands):

Non-cash
Year	Interest Expense
Remainder of 2013	$1,090
2014	1,540
Total unamortized discount	$2,630